Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States ("U.S.") as detailed in the Financial Accounting Standards Board Accounting Standards Codification ("Codification").

Investment — The investment in the Master Fund is reported at fair value in the Partnership's Statements of Financial Condition. Fair value is the value determined by the Master Fund in accordance with the Master Fund's valuation policies and reported at the time of the Partnership's valuation by the General Partner of the Master Fund. Generally, the fair value of the Partnership's investment in the Master Fund represents the amount that the Partnership could reasonably expect to receive from the Master Fund if the Partnership's investment was redeemed at the time of valuation based on information available at the time the valuation was made and that the Partnership believes to be reliable. The Partnership records its proportionate share of each item of income, expense and net realized and unrealized losses from its investment in the Master Fund in the Statements of Operations. The accounting policies of the Master Fund including valuation policies are contained in the notes to the Master Fund's financial statements included in Section II of this annual report.

Income Taxes — Income taxes have not been provided as partners are individually liable for the taxes, if any, on their share of the Partnership's income and expenses.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2010 to 2013, for the U.S. Federal jurisdiction, the New York and Connecticut State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions through its investment in the Master Fund. The Partnership is treated as a limited partnership for federal and state income tax reporting purposes.

Cash — Cash is held in a non-interest-bearing account at JP Morgan Chase Bank, N.A.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Fair Value of Financial Instruments — Disclosures under the Fair Value Measurement topic of the Codification relating to the Partnership's underlying investments held within the Master Fund are included in the attached Master Fund's financial statements.

Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Investments — The Partnership records its transactions in futures, forward currency contracts and U.S. Treasury notes including related income and expenses on a trade-date basis. The Partnership bears all trade-related commission and clearing charges due to third party brokers.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on open futures contracts are expensed when the contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3pm EST by Bloomberg. The Partnership amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 7) as collateral for performance of the Partnership's trading obligations with respect to derivative contracts or held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash — Cash includes cash held at J.P. Morgan Chase Bank, N.A.

Foreign Currency Cash — Includes foreign currency cash held at the Partnership's trading counterparties.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Management Fees — The Agreement provides that the Partnership shall charge the limited partners' capital accounts and pay the General Partner management fees at a fixed rate of 0.167% per month of net asset value (2% per annum) of limited partnership interests. The General Partner retains the right to charge less than the annual management fee rate except as specified in the Agreement. Management fees for the years ended December 31, 2013 and 2012 were as follows:

	2013	2012

US Feeder	$3,519,872	$4,581,555
Cayman Feeder	196,024	1,239,434
SPC Cayman Feeder (1)	574,319	101,496
Other (2)	95,103	185,297
Total	$4,385,318	$6,107,782

(1) For the year ended December 31, 2013, and the period from November 1, 2012 through December 31, 2012

(2) Direct investors in the Partnership

Selling Commissions — The U.S. Feeder has issued Units to its investors that are subject to selling commissions of 2% per annum or platform fees of 0.25% per annum. These selling commissions and platform fees are charged at the Partnership level but are allocated only to the applicable U.S. Feeder investors. On March 1, 2012, The Cayman Feeder began offering shares that are subject to selling commissions of 2% per annum. The Cayman SPC is not charged selling commissions or platform fees. Selling commissions and platform fees for the years ended December 31, 2013 and 2012 were as follows:

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2013	2012	2013	2012	2013	2012

U.S. Feeder	$3,023,015	$3,332,891	$40,283	$56,360	$3,063,298	$3,389,251
Cayman Feeder (1)	32,546	34,088	-	-	32,546	34,088

Total	$3,055,561	$3,366,979	$40,283	$56,360	$3,095,844	$3,423,339

(1) For the year ended December 31, 2013, and the period from March 1, 2012 through December 31, 2012

Administrative and Operating Expenses — The General Partner of the Partnership is paid a monthly administration fee for certain accounting, tax, legal and operational services it provides to the Partnership (the "Administration Fee") calculated at 0.05% of month-end partners' capital prior to reduction for capital withdrawals, management fees and the Administrative Fee then being calculated.

The Partnership bears expenses including, but not limited to, periodic legal, accounting and filing fees up to an amount equal to 1/4 of 1% per annum of average Partners' Capital of the Partnership (the "Expense Cap"). Amounts subject to the Expense Cap include expenses incurred at the Partnership level, Cayman Feeder level and Cayman SPC Feeder Level, and the Administration Fee due to the General Partner. The General Partner of the Partnership and the Investment Adviser of the Cayman Feeder and Cayman SPC Feeder bear any excess over such amounts. The Partnership, the U.S. Feeder, the Cayman Feeder and the Cayman SPC Feeder will pay any extraordinary expenses. The Investment Adviser of the Cayman Feeder directly paid operating expenses in excess of 1/4 of 1% of average stockholders' equity for the year ended December 31, 2013 and 2012 as well as for the Cayman SPC Feeder for the period ended December 31, 2012. The Investment Adviser of the Cayman SPC did not pay expenses in excess of 1/4 of 1% of average stockholders' equity for the year ended December 31, 2013.

The U.S. Feeder bears its own expenses including, but not limited to, periodic legal, accounting and filing fees. Total operating expenses related to investors in the U.S. Feeder (including their pro-rata share of Partnership expenses) are not expected to exceed 1/2 of 1% per annum of the U.S. Feeder's average month-end partners' capital. For the year ended December 31,2013, such operating expenses did not exceed 1/2 of 1% per annum of the U.S. Feeder's average month-end partners' capital.

Administrative and operating expenses related to the Partnership are charged pro-rata to all investors. Operating expenses related to the U.S. Feeder, Cayman Feeder and Cayman SPC Feeder are charged at the Partnership level and allocated only to those respective investors.

For the year ended December 31, 2013, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee

Partnership	$450,436	$130,010	$580,446
U.S. Feeder	502,043	-	502,043
Cayman Feeder	52,085	-	52,085
Cayman SPC Feeder	80,723	-	80,723
Total	$1,085,287	$130,010	$1,215,297

Borne by General Partner or Investment Adviser *	$(52,085)	$-	$(52,085)

For the year ended December 31, 2012, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee

Partnership	$670,907	$166,778	$837,685
U.S. Feeder	514,466	-	514,466
Cayman Feeder	56,006	-	56,006
Cayman SPC Feeder	22,181	-	22,181
Total	$1,263,560	$166,778	$1,430,338

Borne by General Partner or Investment Adviser *	$(66,814)	$-	$(66,814)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)

The General Partner has paid expenses incurred in connection with the organization of the U.S. Feeder. The total amount paid by the General Partner was $191,967. The Partnership, on behalf of the U.S. Feeder, is reimbursing the General Partner for these costs in 60 equal monthly installments of $3,199 which began on August 1, 2009. However, to the extent that for any month the $3,199 exceeds 1/12 of 0.05% of the U.S. Feeder's month-end net asset value (a 0.05% annual rate), such excess will not be reimbursed by the Partnership, but will be absorbed by the General Partner. For the period August 1, 2009, through December 31, 2013, pursuant to this calculation, $36,987 has been borne by the General Partner and will not be reimbursed by the Partnership. For each of the two years ended December 31, 2013 and 2012, costs incurred were $38,388 and are included in "Administrative and operating expenses" in the Partnership's Statements of Operations. Further, as of December 31, 2013 and 2012, $3,199 and $9,598, respectively, were payable to the General Partner as reimbursement for such costs and are included in "Accrued expenses" in the Partnership's Statements of Financial Condition.

The General Partner has paid expenses incurred in connection with the organization of the Cayman SPC Feeder. The total amount paid by the General Partner was $40,383. The Partnership, on behalf of the Cayman SPC Feeder, is reimbursing the General Partner for these costs in 60 equal monthly installments of $673 which began on November 1, 2012. Accordingly, for the year ended December 31, 2013 and for the period from November 1, 2012 (commencement of operations) to December 31, 2012, costs incurred were $8,076 and $1,346, respectively, and are included in "Administrative and operating expenses" in the Partnership's Statement of Operations for the periods ended December 31, 2013 and 2012. As of December 31, 2013 and 2012, $673 and $1,346, respectively, were payable to the General Partner and are included in "Accrued expenses" in the Partnership's Statements of Financial Condition.

Income Taxes — The Partnership is treated as a limited partnership for federal and state income tax reporting purposes. Accordingly, the Partnership prepares calendar year U.S. federal and applicable state tax returns and reports to the partners their allocable shares of the Partnership's income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as the partners are responsible for the payment of taxes.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2010 to 2013, the General Partner has determined that no reserves for uncertain tax positions were required.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the General Partner to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right of Offset — The customer agreements between the Partnership and its brokers give the Partnership the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments — The fair value of the Partnership's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Partnership separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Partnership's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations. The General Partner of the Partnership does not adjust the quoted price for such instruments even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Partnership may be in between these periods. The General Partner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

During the years ended December 31, 2013 and 2012, there were no transfers of assets or liabilities between Level 1 and Level 2. The following table represents the Partnership's investments by hierarchical level as of December 31, 2013 and 2012 in valuing the Partnership's investments at fair value. At December 31, 2013 and 2012, the Partnership held no assets or liabilities classified in Level 3.

Financial assets at fair value as of December 31, 2013

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$217,995,184	$-	$217,995,184

Exchange-traded futures contracts
Energies	(224,818)	-	(224,818)
Grains	(126,282)	-	(126,282)
Interest rates	(1,796,511)	-	(1,796,511)
Livestock	44,850	-	44,850
Metals	1,705,450	-	1,705,450
Softs	64,547	-	64,547
Stock indices	5,683,387	-	5,683,387

Total exchange-traded futures contracts	5,350,623	-	5,350,623

Over-the-counter forward currency contracts	-	(28,560)	(28,560)

Total futures and forward currency contracts (2)	5,350,623	(28,560)	5,322,063

Total financial assets at fair value	$223,345,807	$(28,560)	$223,317,247

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)	$52,444,713
Investments in U.S. Treasury notes	165,550,471
Total investments in U.S. Treasury notes	$217,995,184

(2)
Net unrealized appreciation on open futures and forward currency contracts	$5,422,647
Net unrealized depreciation on open futures and forward currency contracts	(100,584)
Net unrealized appreciation on open futures and forward currency contracts	$5,322,063

Financial assets at fair value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$310,489,986	$-	$310,489,986

Exchange-traded futures contracts
Energies	(296,772)	-	(296,772)
Grains	(276,114)	-	(276,114)
Interest rates	1,306,878	-	1,306,878
Livestock	(156,800)	-	(156,800)
Metals	(522,700)	-	(522,700)
Softs	203,904	-	203,904
Stock indices	1,742,341	-	1,742,341

Total exchange-traded futures contracts	2,000,737	-	2,000,737

Over-the-counter forward currency contracts	-	1,256,551	1,256,551

Total futures and forward currency contracts (2)	2,000,737	1,256,551	3,257,288

Total financial assets at fair value	$312,490,723	$1,256,551	$313,747,274

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)	$57,802,756
Investments in U.S. Treasury notes	252,687,230
Total investments in U.S. Treasury notes	$310,489,986

(2)
Net unrealized appreciation on open futures and forward currency contracts	$4,087,228
Net unrealized depreciation on open futures and forward currency contracts	(829,940)
Net unrealized appreciation on open futures and forward currency contracts	$3,257,288